SCHEDULE OF QUANTITATIVE INFORMATION ABOUT FAIR VALUE MEASUREMENTS OF POST EMPLOYMENT BENEFITS (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Wage Mortality Rate	7.00%	7.00%
Mortality Rate	Table Mortality Index (“TMI”) of Indonesia, TMI IV 2019	Table Mortality Index (“TMI”) of Indonesia, TMI IV 2019
Disability Rate	5.00%	5.00%
Normal retirement age	58 Years (All employees are assumed to retire at pension age). With work contract until May 22, 2030	58 Years (All employees are assumed to retire at pension age). With work contract until May 22, 2030
20 -29 Age [Member]
Withdrawal ate	6.00%	6.00%
30 - 39 Age [Member]
Withdrawal ate	5.00%	5.00%
40 -44 Age [Member]
Withdrawal ate	3.00%	3.00%
45 - 49 Age [Member]
Withdrawal ate	2.00%	2.00%
50 - 57 Age [Member]
Withdrawal ate	1.00%	1.00%
>57 Age [Member]
Withdrawal ate	0.00%	0.00%
Maximum [Member]
Discount Rate	6.77%	6.77%
Minimum [Member]
Discount Rate	6.25%	5.17%